Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Cash and Cash Equivalents

Cash and cash equivalents are included in the Consolidated Balance Sheet at fair value and are analysed as follows:

	2017 €m	2016 €m
Cash at bank and in hand	737	1,141
Investments (short-term deposits)	1,378	1,308
Total	2,115	2,449

Cash and cash equivalents at fair value include the following for the purposes of the Consolidated Statement of Cash Flows:

	2017 €m	2016 €m
Cash at bank and in hand	737	1,141
Investments (short-term deposits)	1,378	1,308
Cash at bank and in hand reclassified as held for sale	20	-
Total	2,135	2,449